Annual Total Returns- Inverse High Yield Strategy Fund (Class H) [BarChart] - Class H - Inverse High Yield Strategy Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.82%)	(15.23%)	(13.90%)	(8.07%)	(4.19%)	(10.49%)	(5.63%)	0.94%	(11.29%)	(5.94%)